INSURANCE AND UNDERWRITING RESULT, Premiums Ceded to Reinsurers and Coinsurers, Net (Details) S/ in Thousands	12 Months Ended
Dec. 31, 2021 PEN (S/)
Premiums ceded to reinsurers and coinsurers, net [Abstract]
Premiums ceded for automatic contracts (mainly excess of loss)	S/ (355,356)
Premiums ceded for facultative contracts	(392,346)
Annual variation of reserve risk in progress of premiums ceded	8,996
Premiums ceded to reinsurers and coinsurers	S/ (738,706)